INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	Useful Lives	March 31, 2023	December 31, 2022

Customer relationship	5 years	$3,003,676	$3,003,676
Less accumulated amortization		(2,507,576)	(2,357,392)
Net carrying value		$496,100	$646,284

Schedule of future accumulated amortization

2023	$450,552
2024	45,548
Total	$496,100